Inventories	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventories

22. Inventories

Inventories, shown net of an allowance for obsolete and slow-moving goods, can be analyzed as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Raw materials	58,484	41,889
Semifinished products	29,878	46,479
Finished products	64,252	55,394
Advances to suppliers	9,554	7,920
Provision from slow moving and obsolescence	(13,251)	(12,309)
Total inventories	148,917	139,373

The accrual of the provision for slow moving and obsolete inventories recognized within cost of sales for the years ended December 31, 2021 and 2020 is EUR 1,878 thousand and EUR 2,109 thousand respectively. Changes in the provision for slow moving and obsolete inventories are as follows:

(EUR thousand)	2021	2020
As at January 1	12,309	13,252
Provision	1,878	2,109
Utilizations and other changes	(936)	(3,052)
As at December 31	13,251	12,309